Offsetting Assets and Liabilities	9 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Offsetting Assets and Liabilities
21.	Offsetting Assets and Liabilities
The gross amounts recognized, gross amounts offset, and net amounts presented in the consolidated balance sheets regarding derivative assets and liabilities as of March 31, 2019 and December 31, 2019 are as follows.
March 31, 2019

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*		Net amount
				Financial instruments	Collateral received/pledged
Derivative assets	¥15,495	¥(1,497)	¥13,998	¥(196)	¥0	¥13,802

Total assets	¥15,495	¥(1,497)	¥13,998	¥(196)	¥0	¥13,802

Derivative liabilities	¥25,958	¥(1,497)	¥24,461	¥(8,353)	¥(79)	¥16,029

Total liabilities	¥25,958	¥(1,497)	¥24,461	¥(8,353)	¥(79)	¥16,029

December 31, 2019
	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*		Net amount
				Financial instruments	Collateral received/pledged
Derivative assets	¥15,683	¥(514)	¥15,169	¥(16)	¥0	¥15,153

Total assets	¥15,683	¥(514)	¥15,169	¥(16)	¥0	¥15,153

Derivative liabilities	¥51,188	¥(514)	¥50,674	¥(14,143)	¥(1,313)	¥35,218

Total liabilities	¥51,188	¥(514)	¥50,674	¥(14,143)	¥(1,313)	¥35,218

*	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.